Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2020	2019
	£m	£m
Cash at bank	73	177
Short-term deposits	—	75
Cash and cash equivalents	73	252